DIVIDENDS	12 Months Ended
Dec. 31, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
DIVIDENDS	DIVIDENDS

	US Dollars
Figures in millions	2024	2023	2022
Ordinary shares (1)
Dividend number 124 of 217 SA cents per share was declared on 22 February 2022 and paid on 25 March 2022 (15 US cents per share)			62
Dividend number 125 of 493 SA cents per share was declared on 5 August 2022 and paid on 9 September 2022 (28 US cents per share)			119
Dividend number 126 of 322 SA cents per share was declared on 22 February 2023 and paid on 31 March 2023 (18 US cents per share)		76
Dividend number 127 of 70 SA cents per share was declared on 4 August 2023 and paid on 8 September 2023 (4 US cents per share)		15
Dividend number 1 of 19 US cents per share was declared on 23 February 2024 and paid on 28 March 2024	80
Dividend number 2 of 22 US cents per share was declared on 6 August 2024 and paid on 13 September 2024	92
	172	91	181
(1) For proposed dividends subsequent to year-end, refer to Note 34.
The Group has elected to classify dividends paid as financing activities on the statement of cash flows.